Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 775.6	$ 452.3
Restricted cash	43.1	40.1
Total cash, cash equivalents, and restricted cash	818.7	492.4	$ 42.0
Cash
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	219.2	56.7
Money market funds
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	556.4	372.1
Treasury bills
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	0.0	23.5
Fiduciary assets
Cash and Cash Equivalents [Line Items]
Restricted cash	25.0	12.1
Letters of credit and cash on deposit
Cash and Cash Equivalents [Line Items]
Restricted cash	$ 18.1	$ 28.0